Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	NOTE 4 - CASH AND CASH EQUIVALENTS As of December 31, 2018 and 2017, the balance of cash and cash equivalents was comprised of cash at bank.